Inventory, net - Schedule of Inventory, Net (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Finished goods	$ 2,532	$ 2,756	$ 0
Raw materials	828	0
Work in process	163	0
Less: Inventory reserve	(49)	(20)	0
Inventory, net	$ 3,474	$ 2,736	$ 0